Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	CONSUMER DISCRETIONARY — 8.2%
7,240	Brunswick Corp.	$606,857
1,194	Cavco Industries, Inc.*	511,318
4,760	Crocs, Inc.*	689,296
11,940	LKQ Corp.	476,645
1,688	Pool Corp.	636,038
13,028	Steven Madden, Ltd.	638,242
1,697	TopBuild Corp.*	690,356
1,107	Ulta Beauty, Inc.*	430,756
7,963	Wyndham Hotels & Resorts, Inc.	622,229
		5,301,737
	CONSUMER STAPLES — 2.5%
7,574	Post Holdings, Inc.*	876,690
12,069	U.S. Foods Holding Corp.*	742,244
		1,618,934
	ENERGY — 0.6%
13,703	ChampionX Corp.	413,146
	FINANCIALS — 14.0%
2,441	Assurant, Inc.	485,417
8,581	Brown & Brown, Inc.	888,992
8,280	East West Bancorp, Inc.	685,087
1,379	FactSet Research Systems, Inc.	634,133
3,817	Jack Henry & Associates, Inc.	673,853
2,788	LPL Financial Holdings, Inc.	648,573
7,803	Popular, Inc.[1]	782,407
5,268	Selective Insurance Group, Inc.	491,504
7,140	SouthState Corp.	693,865
8,137	Stifel Financial Corp.	764,064
10,025	Voya Financial, Inc.	794,181
8,098	Western Alliance Bancorp	700,396
7,146	Wintrust Financial Corp.	775,555
		9,018,027
	HEALTH CARE — 15.5%
41,185	Annexon, Inc.*	243,815
8,539	AtriCure, Inc.*	239,433
19,150	Avantor, Inc.*	495,410
3,555	Axsome Therapeutics, Inc.*	319,488
3,028	Charles River Laboratories International, Inc.*	596,425
1,376	Chemed Corp.	826,935
9,120	Encompass Health Corp.	881,357
13,603	Enovis Corp.*	585,609
20,917	Evolent Health, Inc. - Class A*	591,533

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,116	Globus Medical, Inc., Class A*	$1,009,859
60,179	Health Catalyst, Inc.*	489,857
6,000	Hologic, Inc.*	488,760
1,831	ICON PLC*,1	526,064
3,190	ICU Medical, Inc.*	581,282
6,277	Ionis Pharmaceuticals, Inc.*	251,457
14,189	LivaNova PLC*,1	745,490
2,246	Neurocrine Biosciences, Inc.*	258,784
3,089	Sarepta Therapeutics, Inc.*	385,785
17,749	Waystar Holding Corp.*	495,020
		10,012,363
	INDUSTRIALS — 27.1%
7,134	Albany International Corp. - Class A	633,856
7,222	Arcosa, Inc.	684,357
34,273	Atmus Filtration Technologies, Inc.	1,286,266
20,875	Barnes Group, Inc.	843,559
2,223	CACI International, Inc. - Class A*	1,121,637
2,190	Carlisle Cos., Inc.	984,952
2,576	Casella Waste Systems, Inc. - Class A*	256,286
2,475	Chart Industries, Inc.*	307,247
5,480	Crane Co.	867,374
11,700	Enerpac Tool Group Corp. - Class A	490,113
2,789	ESCO Technologies, Inc.	359,725
35,145	Gates Industrial Corp. PLC*,1	616,795
12,284	Hexcel Corp.	759,520
3,304	IDEX Corp.	708,708
22,838	Leonardo DRS, Inc.*	644,488
12,660	Mercury Systems, Inc.*	468,420
4,060	MSA Safety, Inc.	720,000
1,954	Nordson Corp.	513,179
5,920	Regal Rexnord Corp.	982,010
23,023	REV Group, Inc.	646,025
6,605	SPX Technologies, Inc.*	1,053,233
21,315	Tetra Tech, Inc.	1,005,215
12,746	Thermon Group Holdings, Inc.*	380,341
7,114	Trex Co., Inc.*	473,650
19,124	Zurn Elkay Water Solutions Corp.	687,317
		17,494,273
	INFORMATION TECHNOLOGY — 16.4%
27,338	Allegro MicroSystems, Inc.*	636,975
1,928	Badger Meter, Inc.	421,095
6,611	Blackbaud, Inc.*	559,820
6,997	Coherent Corp.*	622,103

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,975	CyberArk Software, Ltd.*,1	$1,159,150
10,006	Descartes Systems Group, Inc.*,1	1,030,218
1,696	F5, Inc.*	373,459
1,428	Fabrinet*,1	337,636
2,573	Manhattan Associates, Inc.*	723,991
4,388	OSI Systems, Inc.*	666,230
6,046	Silicon Motion Technology Corp. ADR	367,234
3,475	SPS Commerce, Inc.*	674,741
9,137	TD SYNNEX Corp.	1,097,171
2,893	Teledyne Technologies, Inc.*	1,266,150
11,191	Trimble, Inc.*	694,849
		10,630,822
	MATERIALS — 6.4%
3,567	Avery Dennison Corp.	787,451
9,521	Avient Corp.	479,097
8,245	Knife River Corp.*	737,020
3,818	Quaker Chemical Corp.	643,295
3,114	Reliance, Inc.	900,600
5,060	RPM International, Inc.	612,260
		4,159,723
	REAL ESTATE — 4.9%
2,019	Jones Lang LaSalle, Inc.*	544,746
27,075	Kite Realty Group Trust - REIT	719,112
4,664	Mid-America Apartment Communities, Inc., REIT	741,110
13,709	Rexford Industrial Realty, Inc. - REIT	689,700
31,931	Xenia Hotels & Resorts, Inc. - REIT	471,621
		3,166,289
	UTILITIES — 1.1%
17,887	Essential Utilities, Inc.	689,902
	TOTAL COMMON STOCKS
	(Cost $50,163,728)	62,505,216

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$1,963,528	Goldman Sachs FS Government Fund - Institutional Class, 4.77%[2]	1,963,528
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,963,528)	1,963,528
	TOTAL INVESTMENTS — 99.7%
	(Cost $52,127,256)	64,468,744

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value

	Other Assets in Excess of Liabilities — 0.3%	188,563
	NET ASSETS — 100.0%	$64,657,307

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.